Note G - Deposits - Interest-Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
NOW accounts	$ 158,434	$ 155,166
Savings and Money Market	230,672	237,868
In denominations of $250,000 or less	175,334	178,736
In denominations of more than $250,000	34,424	37,113
Total	209,758	215,849
Total interest-bearing deposits	$ 598,864	$ 608,883